UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	November 14, 2007

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	68
Form 13F Information Table Value Total: $200,609

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Abbott Laboratories	COM		002824100	1,546	28,831	SH		SOLE			28831
Accenture Ltd		CL A		G1150G111	1,868	46,413	SH		SOLE			46413
Accuray Inc.		COM		004397105	1,481	84,833	SH		SOLE			84833
Adobe Sys Inc.		COM		00724F101	4,530	103,751	SH		SOLE			103751
Aflac Inc		COM		001055102	2,138	37,480	SH		SOLE			37480
Allied Irish Banks     	ADR		019228402	432	8,918	SH		SOLE			8918
Amer Intl Group Inc	COM		026874107	1,378	20,368	SH		SOLE			20368
Anglo Amern PLC		ADR		03485P201	270	8,086	SH		SOLE			8086
Axa SA Each Repstg	ADR		054536107	3,435	77,001	SH		SOLE			77001
BHP Billiton LTD	ADR		088606108	3,469	44,134	SH		SOLE			44134
Business Objects	ADR		12328X107	582	12,975	SH		SOLE			12975
Capitalsource Inc.	COM		14055X102	6,066	299,682	SH		SOLE			299682
China Mobile Hong	ADR		16941M109	4,600	56,073	SH		SOLE			56073
Cisco Sys Inc		COM		17275R102	5,389	162,661	SH		SOLE			162661
Conco Phillips		COM		20825C104	4,430	50,469	SH		SOLE			50469
Countrywide Finl 	COM		222372104	3,840	201,981	SH		SOLE			201981
Credit Suisse Group	ADR		225401108	230	3,462	SH		SOLE			3462
Ctrip.Com Intl Ltd	ADR		22943F100	5,036	97,216	SH		SOLE			97216
Ecolab Inc		COM		278865100	1,338	28,339	SH		SOLE			28339
Emerson Electric Co	COM		291011104	1,783	33,510	SH		SOLE			33510
Encana Corp		COM		292505104	4,921	79,564	SH		SOLE			79564
Express Scripts Inc	COM		302182100	266	4,772	SH		SOLE			4772
First Solar Inc.	COM		336433107	5,178	43,975	SH		SOLE			43975
Focus Media Holding	ADR		34415V109	5,571	96,011	SH		SOLE			96011
Force Protection	COM		345203202	5,631	259,953	SH		SOLE			259953
General Dynamics	COM		369550108	5,158	61,061	SH		SOLE			61061
Gilead Sciences Inc	COM		375558103	5,596	136,932	SH		SOLE			136932
Goldcorp Inc New	COM		380956409	6,167	201,800	SH		SOLE			201800
Goldman Sachs Group	COM		38141G104	5,797	26,745	SH		SOLE			26745
Huaneng Power		ADR		443304100	233	4,407	SH		SOLE			4407
Icon Pub LTD Co		ADR		45103T107	3,120	61,134	SH		SOLE			61134
Illinois Tool Wks 	COM		452308109	1,646	27,594	SH		SOLE			27594
Indymac Bancorp		COM		456607100	5,964	252,605	SH		SOLE			252605
Infosys Technologie	ADR		456788108	456	9,421	SH		SOLE			9421
Intuitive Surgical 	COM		46120E602	7,434	32,322	SH		SOLE			32322
Itt Inds Inc		COM		450911102	1,830	26,945	SH		SOLE			26945
Joy Global Inc		COM		481165108	4,009	78,823	SH		SOLE			78823
Kookmin BK 	 	ADR		50049M109	2,723	33,206	SH		SOLE			33206
Kubota Ltd		ADR		501173207	2,538	62,115	SH		SOLE			62115
Kyocera Corp		ADR		501556203	2,912	31,245	SH		SOLE			31245
Logitech Intl		SHS		H50430232	3,786	128,136	SH		SOLE			128136
Maxim Integrated Pr	COM		57772K101	4,356	148,400	SH		SOLE			148400
MEMC Electr Matls	COM		552715104	3,313	56,289	SH		SOLE			56289
Mitsubishi Ufj Finl	ADR		606822104	213	23,459	SH		SOLE			23459
Morgan Stanley		COM		617446448	3,642	57,804	SH		SOLE			57804
NII Holdings Inc	CL B		62913F201	1,645	20,025	SH		SOLE			20025
Noble Corporation	SHS		G65422100	510	10,400	SH		SOLE			10400
Nokia Corp 		ADR		654902204	4,333	114,235	SH		SOLE			114235
Nomura Hldgs Inc Sp	ADR		65535H208	2,258	135,591	SH		SOLE			135591
Nutri Sys Inc New   	COM		67069D108	4,020	85,729	SH		SOLE			85729
Oil Sts Intl Inc       	COM		678026105	1,971	40,798	SH		SOLE			40798
Qualcomm Inc		COM		747525103	4,102	97,064	SH		SOLE			97064
Quality Sys Inc		COM		747582104	4,525	123,527	SH		SOLE			123527
Research in Motion	COM		760975102	4,506	45,722	SH		SOLE			45722
Rio Tinto Plc		ADR		767204100	558	1,625	SH		SOLE			1625
Roper Industries	COM		776696106	256	3,910	SH		SOLE			3910
SAP AG 			ADR		803054204	3,152	53,723	SH		SOLE			53723
Satyam Computer Serv	ADR		804098101	445	17,200	SH		SOLE			17200
Shire Pharmaceutica	COM		82481R106	319	4,306	SH		SOLE			4306
SK Telcom Co LTD AD	COM		78440P108	3,651	122,919	SH		SOLE			122919
Smith & Nephew Plc	ADR		83175M205	2,817	45,996	SH		SOLE			45996
Stryker Corp		COM		863667101	1,588	23,102	SH		SOLE			23102
Sysco Corp		COM		871829107	1,994	56,020	SH		SOLE			56020
Thornburg Mtg Inc	COM		885218107	1,744	135,690	SH		SOLE			135690
TNT N V			ADR		87260W101	3,827	91,538	SH		SOLE			91538
UBS AG 			ADR		H89231338	430	8,076	SH		SOLE			8076
Visual Sciences Inc	COM		92845H108	5,374	372,163	SH		SOLE			372163
Waters Corp		COM		941848103	283	4,229	SH		SOLE			4229

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